Income Taxes - Additional Information (Detail) - USD ($)			1 Months Ended		9 Months Ended
	Aug. 13, 2020	Aug. 23, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2020	Sep. 30, 2019
Major Components Of Tax Expense Income [Line Items]
Taxable income					$ (11,016,717)	$ (17,064,869)
Provision for income tax					$ (165,699)	$ 395,290
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					17.00%	17.00%
Taxable income					$ 0	$ 0
Provision for income tax			$ 450,000	$ 450,000	$ 0	0
Singapore | BioGenetics Co. Ltd | License Agreements
Major Components Of Tax Expense Income [Line Items]
Upfront payments collected			$ 3,000,000	$ 3,000,000
Tax withholding rate			15.00%	15.00%
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					20.00%
Decrease in unappropriated earnings due to the effect of corporate surtax rate					5.00%
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					30.00%
Taxable income					$ 0	0
Provision for income tax					$ 0	0
Australia | Research and Development Activity
Major Components Of Tax Expense Income [Line Items]
Tax incentive	$ 165,699	$ 79,710
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					16.50%
Taxable income					$ 0	0
Provision for income tax					0	0
Withholding taxes					$ 0	0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					25.00%
Taxable income					$ 0	0
Provision for income tax					0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income					0	0
Provision for income tax					$ 0	$ 0
Federal income tax rate					21.00%
State income tax rate					8.70%